CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2022
CASH AND CASH EQUIVALENTS
Summary of Cash and cash equivalent balance

	At December 31	At December 31
(in thousands)	2022	2021

Cash	$1,801	$2,002
Cash in MLJV and MWJV	1,263	1,275
Cash equivalents	47,851	60,721
	$50,915	$63,998